SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA ● ASIA PACIFIC ● EUROPE

August 9, 2024

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Future Financial and Technology ETF, a series of BlackRock
ETF Trust, Post-Effective Amendment No. 83 to the Registration
Statement on Form N-1A (File Nos. 333-228832 and 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains an updated Prospectus relating to BlackRock Future Financial and Technology ETF (the “Fund”), as well as an updated Statement of Additional Information relating to the Fund. The filing is being made in order to change the name of the Fund to “iShares FinTech Active ETF” and to make certain changes to the Fund’s principal investment strategies.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock International Dividend ETF, which was filed on March 8, 2024 (the “Prior Filing”). While the Fund’s Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Prospectus:

●	Purchase and Sale of Fund Shares
●	Tax Information
●	Payments to Broker-Dealers and Other Financial Intermediaries
●	Shareholder Information
○	Buying and Selling Shares
○	Book Entry
○	Share Prices
○	Determination of Net Asset Value
○	Dividends and Distributions
○	Taxes
○	Taxes on Distributions
○	Taxes on Sale of Shares
○	FATCA
○	Creations and Redemptions
○	Householding
●	Distribution
●	Disclaimers

Statement of Additional Information:

●	Exchange Listing and Trading
●	Portfolio Holdings Information
●	Continuous Offering
●	Investment Advisory, Administrative and Distribution Services
○	Investment Sub-Advisers
○	Base Compensation
○	Distribution of Discretionary Incentive Compensation
○	Codes of Ethics
○	Anti-Money Laundering Requirements
○	Distributor
●	Determination of Net Asset Value
○	Valuation of Shares
○	Equity Investments
○	Fixed-Income Investments

○	Options, Futures, Swaps and Other Derivatives
○	Underlying Funds
○	General Valuation Information
○	Fair Value
●	Additional Information Concerning the Trust
○	Shares
○	DTC as Securities Depository for Shares of the Fund
○	Distribution of Shares
●	Creation and Redemption of Creation Units
○	Fund Deposit
○	Cash Purchase Method
○	Procedures for Creation of Creation Units
○	Role of Authorized Participant
○	Purchase Orders
○	Timing of Submission of Purchase Orders
○	Issuance of a Creation Unit
○	Redemption of Creation Units
○	Cash Redemption Method
○	Custom Baskets
○	Taxation on Creations and Redemptions of Creation Units
●	Taxes
○	Regulated Investment Company Qualifications
○	Excise Tax
○	Net Capital Loss Carryforwards
○	Sales of Shares
○	Backup Withholding
○	Sections 351 and 362
○	Taxation of Certain Derivatives
○	Qualified Dividend Income and Qualified REIT Dividends
○	Corporate Dividends Received Deduction
○	Tax-Exempt Investors and Excess Inclusion Income
○	Non-U.S. Investments
○	Passive Foreign Investment Companies
○	Reporting

○	Other Taxes
●	Miscellaneous Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc: Janey Ahn

Jessica Holly

Andrew M. Friedman